UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07377

Morgan Stanley Multi Cap Growth Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                    10036

    (Address of principal executive offices)              (Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: November 30, 2014

Date of reporting period: February 28, 2014

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Multi Cap Growth Trust

Portfolio of Investments ¡ February 28, 2014 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (91.9%)
	Alternative Energy (1.3%)
39,367	Range Resources Corp.	$3,387,530
24,448	SolarCity Corp. (a)(b)	2,077,102

		5,464,632

	Automobiles (3.1%)
50,933	Tesla Motors, Inc. (a)	12,468,908

	Beverage: Soft Drinks (1.1%)
41,871	Green Mountain Coffee Roasters, Inc.	4,596,598

	Biotechnology (5.6%)
133,166	Illumina, Inc. (a)	22,836,637

	Chemicals: Diversified (1.9%)
71,946	Monsanto Co.	7,915,499

	Commercial Services (5.7%)
184,099	Advisory Board Co. (The) (a)	11,797,064
154,794	Corporate Executive Board Co. (The)	11,575,495

		23,372,559

	Communications Technology (2.5%)
154,079	Motorola Solutions, Inc.	10,200,030

	Computer Services, Software & Systems (23.9%)
495,450	Facebook, Inc., Class A (a)	33,918,507
13,929	FireEye, Inc. (a)	1,192,879
23,886	Google, Inc., Class A (a)	29,037,016
32,946	LinkedIn Corp., Class A (a)	6,722,302
20,930	Qihoo 360 Technology Co., Ltd. ADR (China) (a)	2,294,346
182,103	Salesforce.com, Inc. (a)	11,357,764
149,237	Twitter, Inc. (a)(b)	8,194,604
39,903	Workday, Inc., Class A (a)	4,386,138

		97,103,556

	Computer Technology (2.6%)
14,634	Apple, Inc.	7,700,996
72,397	Yandex N.V., Class A (Russia) (a)	2,714,888

		10,415,884

	Consumer Lending (6.1%)
159,630	Mastercard, Inc., Class A	12,406,444
54,219	Visa, Inc., Class A	12,250,241

		24,656,685

	Diversified Media (1.6%)
53,626	Naspers Ltd., Class N (South Africa)	6,467,938

	Diversified Retail (11.8%)
72,321	Amazon.com, Inc. (a)	26,187,434
683,863	Groupon, Inc. (a)	5,682,901
12,090	Priceline.com, Inc. (a)	16,307,476

		48,177,811

	Financial Data & Systems (2.1%)
193,578	MSCI, Inc. (a)	8,461,294

	Foods (1.5%)
123,320	Fiesta Restaurant Group, Inc. (a)	6,194,364

	Health Care Services (4.8%)
99,986	athenahealth, Inc. (a)	19,384,286

	Insurance: Property-Casualty (1.6%)
117,859	Arch Capital Group Ltd. (a)	6,614,247

	Medical Equipment (3.1%)
28,726	Intuitive Surgical, Inc. (a)	12,778,187

Morgan Stanley Multi Cap Growth Trust

Portfolio of Investments ¡ February 28, 2014 (unaudited) continued

	Pharmaceuticals (5.5%)
116,084	Mead Johnson Nutrition Co.		$9,466,650
89,062	Valeant Pharmaceuticals International, Inc. (Canada) (a)		12,901,522

			22,368,172

	Recreational Vehicles & Boats (2.2%)
271,748	Edenred (France)		8,739,687

	Restaurants (1.8%)
104,125	Starbucks Corp.		7,388,710

	Textiles, Apparel & Shoes (2.1%)
42,127	Christian Dior SA (France)		8,332,596

	Total Common Stocks (Cost $205,609,957)		373,938,280

	Preferred Stock (0.5%)
	Restaurants
143,970	Blue Bottle Coffee, Inc., Series B (c)(d) (acquisition cost - $2,083,131; acquired 01/24/14) (Cost $2,083,131)		2,083,131

NOTIONAL AMOUNT
	Call Options Purchased (0.1%)
3,948,835	USD/CNY December 2014 CNY @ 6.50		9,896
49,171,933	USD/CNY December 2014 CNY @ 6.50		125,536
55,150,750	USD/CNY December 2014 CNY @ 6.50		142,564

	Total Call Options Purchased (Cost $340,648)		277,996

NUMBER OF SHARES (000)
	Short-Term Investments (9.0%)

	Securities held as Collateral on Loaned Securities (1.8%)
	Investment Company (1.4%)
5,713	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $5,712,549)		5,712,549

PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.4%)
$558	Barclays Capital, Inc. (0.05%, dated 02/28/14, due 03/03/14; proceeds $558,299; fully collateralized by a U.S. Government Obligation; 1.38% due 02/28/19; valued at $569,463)		558,296
1,098	BNP Paribas Securities Corp. (0.05%, dated 02/28/14, due 03/03/14; proceeds $1,098,293; fully collateralized by a U.S. Government Obligation; 4.50% due 02/15/36; valued at $1,123,096)		1,098,288

	Total Repurchase Agreements (Cost $1,656,584)		1,656,584

	Total Securities held as Collateral on Loaned Securities (Cost $7,369,133)		7,369,133

NUMBER OF SHARES (000)
	Investment Company (7.2%)
29,477	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $29,477,422)		29,477,422

	Total Short-Term Investments (Cost $36,846,555)		36,846,555

	Total Investments (Cost $244,880,291) (f)	101.5%	413,145,962
	Liabilities in Excess of Other Assets	(1.5)	(5,953,003)

	Net Assets	100.0%	$407,192,959

Morgan Stanley Multi Cap Growth Trust

Portfolio of Investments ¡ February 28, 2014 (unaudited) continued

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at February 28, 2014 were $7,218,213 and $7,490,223, respectively. The Fund received cash collateral of $7,490,223, of which $7,369,133 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At February 28, 2014, there was uninvested cash of $121,090 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2014 amounts to $2,083,131 and represents 0.5% of net assets.

(d)

At February 28, 2014, the Fund held a fair valued security valued at $2,083,131, representing 0.5% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(e)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Currency Abbreviation

CNY	Chinese Yuan Renminbi.
USD	United States Dollar.

Morgan Stanley Multi Cap Growth Trust

Notes to Portfolio of Investments ¡ February 28, 2014 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”); Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Alternative Energy	$5,464,632	$—	$—	$5,464,632
Automobiles	12,468,908	—	—	12,468,908
Beverage: Soft Drinks	4,596,598	—	—	4,596,598
Biotechnology	22,836,637	—	—	22,836,637
Chemicals: Diversified	7,915,499	—	—	7,915,499
Commercial Services	23,372,559	—	—	23,372,559
Communications Technology	10,200,030	—	—	10,200,030
Computer Services, Software & Systems	97,103,556	—	—	97,103,556
Computer Technology	10,415,884	—	—	10,415,884
Consumer Lending	24,656,685	—	—	24,656,685
Diversified Media	6,467,938	—	—	6,467,938
Diversified Retail	48,177,811	—	—	48,177,811
Financial Data & Systems	8,461,294	—	—	8,461,294
Foods	6,194,364	—	—	6,194,364
Health Care Services	19,384,286	—	—	19,384,286
Insurance: Property-Casualty	6,614,247	—	—	6,614,247
Medical Equipment	12,778,187	—	—	12,778,187
Pharmaceuticals	22,368,172	—	—	22,368,172
Recreational Vehicles & Boats	8,739,687	—	—	8,739,687
Restaurants	7,388,710	—	—	7,388,710
Textiles, Apparel & Shoes	8,332,596	—	—	8,332,596
Total Common Stocks	373,938,280	—	—	373,938,280
Preferred Stock	—	—	2,083,131	2,083,131
Call Options Purchased	—	277,996	—	277,996
Short-Term Investments
Investment Company	35,189,971	—	—	35,189,971
Repurchase Agreements	—	1,656,584	—	1,656,584
Total Short-Term Investments	35,189,971	1,656,584	—	36,846,555
Total Assets	$409,128,251	$1,934,580	$2,083,131	$413,145,962

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of February 28, 2014, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PREFERRED STOCK
Beginning Balance	$—
Purchases	2,083,131
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—

Ending Balance	$2,083,131

Net change in unrealized appreciation/depreciation from investments still held as of February 28, 2014.	$—

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Multi Cap Growth Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
April 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
April 17, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 17, 2014